Investments in Equity Investees - Reconciliation of summarized financial information (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 23, 2021	May 13, 2021	Sep. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Net income attributable to the shareholders of equity investee				$ 100,780	$ (360,835)	$ (194,648)
Carrying amount of investments				48,411	73,777
SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets			$ 152,714	141,433	145,741	152,714
Net income attributable to the shareholders of equity investee				94,852	99,716	89,429
Dividends declared				(146,974)	(87,436)	(99,744)
Other comprehensive income/(loss)				2,317	(16,588)	3,342
Closing net assets				91,628	141,433	145,741
Group's share of net assets				45,814	70,717	72,871
Goodwill				2,795	2,872	3,128
Elimination of unrealized profits on sales to SHPL				(198)	(128)
Carrying amount of investments				$ 48,411	$ 73,461	75,999
HBYS
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets			119,424			$ 119,424
Net income attributable to the shareholders of equity investee			31,839
Dividends declared	$ (59,700)	$ (46,500)	(106,159)
Other comprehensive income/(loss)			1,387
Closing net assets			46,491
Group's share of net assets			23,246
Divestment (Note 22)			$ (23,246)